Segment Information (Product Sales to External Customers for Each Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue, Major Customer [Line Items]
Net sales	¥ 3,951,937	¥ 4,080,015	¥ 3,401,487
Office Business Unit
Revenue, Major Customer [Line Items]
Net sales	1,804,002	1,802,542	1,743,039
Office Business Unit | Monochrome Copiers
Revenue, Major Customer [Line Items]
Net sales	280,035	287,823	289,532
Office Business Unit | Color Copiers
Revenue, Major Customer [Line Items]
Net sales	403,522	405,576	386,193
Office Business Unit | Printers
Revenue, Major Customer [Line Items]
Net sales	702,378	702,491	664,846
Office Business Unit | Others
Revenue, Major Customer [Line Items]
Net sales	418,067	406,652	402,468
Imaging System Business Unit
Revenue, Major Customer [Line Items]
Net sales	1,007,365	1,135,584	1,094,291
Imaging System Business Unit | Others
Revenue, Major Customer [Line Items]
Net sales	89,405	99,265	98,357
Imaging System Business Unit | Cameras
Revenue, Major Customer [Line Items]
Net sales	599,578	702,598	666,868
Imaging System Business Unit | Inkjet Printers
Revenue, Major Customer [Line Items]
Net sales	318,382	333,721	329,066
Medical System Business Unit
Revenue, Major Customer [Line Items]
Net sales	437,305	434,985
Industry and Others Business Unit
Revenue, Major Customer [Line Items]
Net sales	703,265	706,904	564,157
Industry and Others Business Unit | Others
Revenue, Major Customer [Line Items]
Net sales	503,543	513,791	443,067
Industry and Others Business Unit | Lithography Equipment
Revenue, Major Customer [Line Items]
Net sales	¥ 199,722	¥ 193,113	¥ 121,090